INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 1,297,619	$ 182,766	¥ 1,179,658	¥ 472,086
Weighted average number of ordinary shares outstanding - basic	213,996,233	213,996,233	215,259,640	216,100,000
Weighted average number of ordinary shares outstanding - diluted	213,996,233	213,996,233	215,259,640	216,100,000
Basic net income per share | (per share)	¥ 6.06	$ 0.85	¥ 5.48	¥ 2.18
Diluted net income per share | (per share)	¥ 6.06	$ 0.85	¥ 5.48	¥ 2.18